Income Taxes	12 Months Ended
Jun. 30, 2014
Income Taxes [Abstract]
INCOME TAXES

4.    INCOME TAXES

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740, “Accounting for Income Taxes” (“ASC 740”) as of its inception. Pursuant to ASC 740, the Company is required to compute tax asset benefits for net operating losses carried forward. Potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in the future years.

As of June 30, 2014, the Company had net operating loss carry forwards of approximately $304,000 that may be available to reduce future years' taxable income through 2034. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.